Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Options and Warrants Activity

A summary of stock options activity for the nine months ended September 30, 2021 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2021	1,197,199	$0.36	4.17
Granted	561,920	$0.46	4.57
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, September 30, 2021	1,759,119	$0.39	4.27

A summary of stock options and warrants activity follows:

	Shares of Common Stock Exercisable Into
	Stock
	Options	Warrants	Total
Balance, December 31, 2018	20,167	7,492	27,659
Granted in 2019	56,667	-	56,667
Cancelled in 2019	(167)	-	(167)
Exercised in 2019	-	-	-

Balance, December 31, 2019	76,667	7,492	84,159
Granted in 2020	1,120,532	3,557,605	4,678,137
Cancelled 2020	-	-	-
Exercised 2020	-	-	-

Balance, December 31, 2020	1,197,199	3,565,097	4,762,296

Schedule of Issued and Outstanding Stock Options

Issued and outstanding stock options as of December 31, 2020 consist of:

Year	Number Outstanding	Exercise	Year of
Granted	And Exercisable	Price	Expiration

2018	20,000	$0.30	2023
2019	56,667	$0.30	2022
2020	1,120,532	$0.361	2025
	1,197,199

Schedule of Issued and Outstanding Warrants

Issued and outstanding warrants as of December 31, 2020 consist of:

Year	Number Outstanding	Exercise		Year of
Granted	And Exercisable	Price		Expiration

2010	825	$300		2020
2018	6,667	$13,034	(a)	2023
2020	3,557,605	$1,273,623		2025

Total	3,565,097

(a)	110% of the closing price of the Company’s common stock on the date that the Holder funds the full purchase price of the Note.